Convertible bonds (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Convertible bonds, current
Convertible Debt, Current	$ 435,087	$ 0
Convertible bonds, non-current
Convertible bonds	401,173	924,077
Notes due 2025
Convertible bonds, current
Convertible Debt, Current	435,087	0
Convertible bonds, non-current
Convertible bonds	0	463,319
Notes due 2026
Convertible bonds, non-current
Convertible bonds	$ 401,173	$ 460,758